Note 15 - Commitments - Maturities of Lease liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
2020	$ 185,000
2020	458,000
2021	169,000
2021	476,000
2022	169,000
2022	478,000
2023	169,000
2023	478,000
2024	133,000
2024	478,000
2025 and thereafter	174,000
2025 and thereafter	2,749,000
Total undiscounted cash flows	999,000
Total undiscounted cash flows	5,117,000
Impact of present value discount	(93,000)
Impact of present value discount	(1,019,000)
Finance Lease, Liability, Total	4,098,000
Accrued Interest Payable and Other Liabilities [Member]
Operating Lease, Liability, Total	$ 906,000